Investment in Joint Operations	12 Months Ended
Jun. 30, 2026
Interest in Other Entities [Abstract]
Investment in Joint Operations	Investment in joint operations
The group has a 50% interest in certain exploration assets located in the Morobe Province, PNG. Newmont Corporation owns the remaining 50% interest in these assets. The primary asset in the joint arrangement is the Wafi-Golpu Project. The joint arrangement is accounted for as a joint operation.
State participation
Under the conditions of the Wafi-Golpu exploration tenements, the PNG government (the State) has reserved the right prior to the commencement of mining to take up an equitable interest of up to 30% of any mineral discovery within the Wafi-Golpu tenements.
The right is exercisable by the State once only at any time prior to the commencement of mining. If the State exercises this right, the exercise price is a pro-rata share of the accumulated exploration expenditure. Once the right is exercised, the State is responsible for its proportionate share of ongoing exploration, project development and operational costs.
The State has indicated its intention to exercise its option in full, however, as at 30 June 2026, the option has not been exercised.
Permitting
Special Mining Lease
In August 2016, application was made to the Mineral Resources Authority for a Special Mining Lease (SML) under the PNG Mining
Act 1992. The application was subsequently updated and amended in March 2018.
There have been considerable delays in the permitting process. In December 2018 the State of PNG and the project proponents entered into a memorandum of agreement (MoU) regarding progress towards a Mining Development Contract (MDC). However, following a judicial review instituted in 2019 by the Governor and Government of Morobe Province, the State withdrew from the MoU in November 2019.
Meaningful negotiations with the PNG State Negotiating Team only recommenced in the second half of 2022, and in April 2023 the
State and the project proponents entered into a Framework Memorandum of Understanding, setting out the key terms and principles to guide the negotiation and preparation of the MDC and other project agreements. Permitting and other contract negotiations are ongoing.
Progress to Development
The Wafi-Golpu Project will progress to development only once all project agreements have been executed and the SML and all other associated tenements and permits are granted.
Any potential future development of the Wafi-Golpu Project is subject to further studies, completion of the remaining statutory processes, receipt of all necessary or desirable government permissions and approvals, market and operating conditions as well as approval by the board of directors of the Wafi-Golpu Joint Venture and of both Newmont Corporation and Harmony.
Environment Permit
In July 2018, application was made to the Conservation and Environment Protection Authority for an Environment Permit under the
PNG Environment Act 2000, by the submission under the Act of an Environmental Impact Statement. The Environment Permit was
granted in December 2020.
During March 2021, the Governor and Government of the Morobe Province instituted a judicial review in the Lae National Court against the grant by the Minister for the Environment of the Environment Permit. The project proponents are not parties to this proceeding, and the present Governor, who was appointed in September 2022, has stated publicly that he intends to withdraw the proceedings instituted by his predecessor, however as at 30 June 2026, has not yet done so.
20Investment in joint operations continued
Permitting continued
Environment Permit continued
In December 2022, coastal villagers represented by the Centre for Environmental Law and Community Rights Inc commenced legal proceedings also seeking judicial review of the grant of the Environment Permit. The project proponents are not parties to this proceeding, which progressed to substantive hearing on 12 June 2025. Judgment was reserved and the matter was adjourned to a date to be determined by the judge.
Either of the proceedings, if determined against the State and the Minister for Environment, could result in the setting aside of the
Environment Permit or the staying of the permitting process or the delay of grant of the SML. Any such event could have a material adverse impact on the Wafi-Golpu project.
Carrying amount and impairment considerations
The carrying amount of the project amounts to R2.3 billion (2025: R2.5 billion). The majority of the change year on year relates to foreign exchange translation. There was no indicator of impairment at 30 June 2026 and 2025.